Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36363
Entity Registrant Name	Tarena International, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6/F, No. 1 Andingmenwai Street, Litchi Tower
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100011
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001592560
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	Beijing China
Business Contact
Document And Entity Information
Entity Address, Address Line One	6/F, No. 1 Andingmenwai Street, Litchi Tower
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100011
Entity Address, Country	CN
Contact Personnel Name	Ping Wei
Contact Personnel Email Address	bjweiping@tedu.cn
Ordinary Shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	53,773,951
Class A ordinary shares
Document And Entity Information
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	46,567,892
No Trading Symbol Flag	true
ADS
Document And Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TEDU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	10,608,950
Class B ordinary shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	7,206,059